Apr. 30, 2021
Great-West Emerging Markets Equity Fund
Fund Summary
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities, including preferred stock, issued by emerging markets companies. Emerging markets companies include companies that are listed or traded principally in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. The Fund may have exposure to stocks across any capitalization and style and the Fund's exposure will vary from time to time across countries and sectors.The Fund may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”), real estate investment trusts (“REITs”), warrants, rights, equity participation notes, and equity linked notes issued by emerging markets companies as well as exchange-traded open-end management investment funds (“ETFs”) and similar products, which generally pursue a passive index-based strategy. The Fund may invest in derivatives, including but not limited to, spot and forward foreign exchange transactions.Great-West Capital Management, LLC (“GWCM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Great-West Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Lazard Asset Management LLC (“Lazard”) and UBS Asset Management (Americas) Inc. (“UBS AM”) (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”). Lazard invests in a broadly diversified portfolio of emerging market common stocks, Depositary Receipts, REITs, warrants and rights using a “bottom-up” systematic stock selection process. UBS AM invests in emerging market equities through a high conviction strategy which seeks to leverage its fundamental analysis and current market opportunities. GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 60% allocation of the Fund’s assets to Lazard and a 40% allocation of the Fund’s assets to UBS AM. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.Equity Securities Risk - The value of equity securities (stocks) may fall as a result of factors that relate directly to a company, such as lower demand for the company’s products or services or poor management decisions. The value of a company’s stock may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value of stocks may decline due to general market conditions that are not specifically related to a company or an industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market.Developing and Emerging Markets Risk - Markets of developing and emerging market countries are less liquid, subject to greater price volatility and generally subject to increased economic, political, geopolitical, social, environmental, public health, regulatory and other uncertainties than more developed markets.Geographic Concentration Risk - Events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments may cause the value of its shares to decrease, perhaps significantly.Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.Liquidity Risk - The Fund may not be able to sell a security at or near its perceived value in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, little or no active trading market for a specific type of security, legal or contractual restrictions on resale, or a reduced number or capacity of market participants to make a market in such security. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently.Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.Large Size Company Risk - Large size companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.Small and Medium Size Company Risk - The stocks of small and medium size companies often trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. Accordingly, stocks of small and medium size companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and are more likely not to survive or accomplish their goals with the result that the value of their stock could decline significantly. In addition, there is generally less publicly available information concerning small and medium size companies upon which to base an investment decision.Rights and Warrants Risk - Investments in rights and warrants involve certain risks including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised.Preferred Stock Risk - Preferred stocks often behave like fixed income securities but have a lower payment priority than the issuer’s bonds or other fixed income securities. Therefore, they may be subject to many of the risks associated with fixed income securities such as interest rate risk, call risk and extension risk. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.Exchange-Traded Fund Risk - Shares in an index ETF represent an interest in a portfolio of securities generally designed to track the performance of a particular market index. The Fund could purchase shares issued by an ETF to temporarily gain exposure to a portion of a foreign market, for example, while awaiting purchase of underlying securities. The risks associated with owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. An ETF may trade at a premium or discount; and as a result, the Fund may pay more than net asset value when purchasing shares and receive less than net asset value when selling shares.Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified. REITs are also subject to risks associated with changes in interest rates.Quantitative Model Risk - Quantitative model performance depends upon the quality of its design and effective execution under actual market conditions. A quantitative model used by Lazard, requires adherence to a systematic, disciplined process. Lazard's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.Equity Participation Notes and Equity-Linked Notes Risk – The Fund may invest in equity participation notes and equity linked notes (collectively “EPNs”) to gain exposure to equities in foreign markets where direct investments in equity securities are not easily accessible or otherwise obtainable. EPNs possess the risks associated with their underlying securities, such as market risk, and, with respect to EPNs based on foreign securities, foreign securities and currency risks. EPNs may also involve greater risks than if the Fund invests in the underlying security directly, since, EPNs are subject to counterparty, credit and illiquidity risks.Derivatives Risk - The use of derivative instruments, including but not limited to, spot and forward foreign exchange transactions may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks include imperfect correlations with underlying investments or the Fund's other portfolio holdings, the risk that a derivative could expose the Fund to the risk of magnified losses resulting from leverage, the risk that a counterparty may be unwilling or unable to meet its obligations, high price volatility, liquidity risk, segregation risk, valuation risk and legal restrictions. Counterparty Risk - A counterparty to a transaction may be unwilling or unable to make timely interest, principal or settlement payments or otherwise honor its obligations. Counterparty risk may arise because of a counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.Management Risk - A strategy, investment decision, technique, analysis, or model used by the portfolio managers may fail to produce the intended results or imperfections, errors or limitations in the tools and data used by the portfolio managers may cause unintended results. Therefore, the Fund could underperform in comparison to other funds with similar objectives and investment strategies and may generate losses even in a favorable market.Multi-Manager Risk - Because the Sub-Advisers make investment decisions independently, it is possible that the security selection processes of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Fund and indirectly by shareholders).An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund's average annual total return to the performance of a broad-based securities market index.The returns shown below are historical and are not an indication of future performance.Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.Updated performance information may be obtained at https://www.greatwestinvestments.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns
Quarter EndedTotal ReturnBest QuarterDecember 202019.06%Worst QuarterMarch 2020-23.11%
Average Annual Total Returns for the Periods Ended December 31, 2020